Finance Lease Receivables Included in Prepaid Expenses and Other and Other Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Operating Leased Assets [Line Items]
Minimum lease payments receivable, Leveraged Leases	$ 1,095	$ 1,069
Estimated residual value, Leveraged Leases	600	780
Unearned income, Leveraged Leases	(535)	(589)
Total, Leverage Leases	1,160	1,260
Minimum lease payments receivable, Direct Finance Leases	8	16
Estimated residual value, Direct Finance Leases	2	5
Unearned income, Direct Finance Leases	(2)	(4)
Total, Direct Finance Leases	8	17
Finance lease receivables, total minimum lease payments receivable	1,103	1,085
Estimated residual value, Total	602	785
Unearned income, Total	(537)	(593)
Total investment in leases	1,168	1,277
Allowance for doubtful accounts	(78)	(90)
Finance lease receivables, net	1,090	1,187
Prepaid expenses and other	4	5
Other assets	$ 1,086	$ 1,182